THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825

[Pioneer logo]


                                                 March 4, 1999

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Europe Fund (the "Fund")
     (File Nos. 33-36265 and 811-06151)
     CIK No. 0000866707

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms prospectus that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 11 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000866707-99-000004) on February 25, 1999.

              If you have any questions about this certification, please contact me at (617) 517-8909 (collect).

                                                 Very truly yours,



                                                 /s/Linda K. Nishi
                                                 Linda K. Nishi
                                                 Senior Legal Product Manager

cc:  Mr. Joseph P. Barri
     Mr. David C. Phelan
     Mr. Charles F. McCain
     Ms. Victoria J. Regan